JPMorgan Mid Cap Equity Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.8%
Aerospace & Defense — 0.3%
HEICO Corp., Class A	72	8,199
Airlines — 0.6%
Delta Air Lines, Inc. *	295	8,292
Southwest Airlines Co. *	221	6,809
		15,101
Banks — 6.5%
Citizens Financial Group, Inc.	531	18,253
East West Bancorp, Inc.	147	9,891
Fifth Third Bancorp	691	22,084
First Citizens BancShares, Inc., Class A	17	13,317
First Republic Bank	56	7,369
Huntington Bancshares, Inc.	2,125	28,012
M&T Bank Corp.	209	36,874
Regions Financial Corp.	1,166	23,396
SVB Financial Group *	15	4,902
Zions Bancorp NA	250	12,693
		176,791
Beverages — 1.4%
Constellation Brands, Inc., Class A	113	25,861
Keurig Dr Pepper, Inc.	326	11,684
		37,545
Biotechnology — 2.3%
Alnylam Pharmaceuticals, Inc. *	68	13,712
Exact Sciences Corp. *	121	3,931
Exelixis, Inc. *	430	6,750
Horizon Therapeutics plc *	217	13,417
Natera, Inc. *	142	6,217
Neurocrine Biosciences, Inc. *	90	9,523
Seagen, Inc. *	58	7,943
		61,493
Building Products — 2.5%
Advanced Drainage Systems, Inc.	63	7,837
Carlisle Cos., Inc.	79	22,083
Fortune Brands Home & Security, Inc.	296	15,905
Trane Technologies plc	151	21,928
		67,753
Capital Markets — 6.4%
Ameriprise Financial, Inc.	103	25,839
Ares Management Corp.	184	11,423
FactSet Research Systems, Inc.	19	7,741
LPL Financial Holdings, Inc.	102	22,278
Morningstar, Inc.	34	7,292
MSCI, Inc.	37	15,746
Northern Trust Corp.	189	16,176

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Raymond James Financial, Inc.	216	21,346
S&P Global, Inc.	31	9,492
State Street Corp.	239	14,520
T. Rowe Price Group, Inc.	124	13,002
Tradeweb Markets, Inc., Class A	155	8,730
		173,585
Chemicals — 0.8%
Celanese Corp.	67	6,087
RPM International, Inc.	205	17,072
		23,159
Commercial Services & Supplies — 0.7%
Copart, Inc. *	193	20,497
Communications Equipment — 1.8%
Arista Networks, Inc. *	127	14,363
F5, Inc. *	51	7,388
Motorola Solutions, Inc.	117	26,075
		47,826
Construction & Engineering — 1.0%
AECOM	83	5,658
Quanta Services, Inc.	164	20,899
		26,557
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	56	18,025
Consumer Finance — 0.5%
Discover Financial Services	146	13,227
Containers & Packaging — 1.3%
Ball Corp.	117	5,654
Packaging Corp. of America	124	13,941
Silgan Holdings, Inc.	406	17,059
		36,654
Distributors — 1.3%
Genuine Parts Co.	93	13,935
LKQ Corp.	435	20,499
		34,434
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc. *	82	4,719
Diversified Financial Services — 0.4%
Voya Financial, Inc.	170	10,274
Electric Utilities — 2.4%
Edison International	190	10,773

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
Entergy Corp.	235	23,618
Xcel Energy, Inc.	472	30,191
		64,582
Electrical Equipment — 3.1%
Acuity Brands, Inc.	119	18,738
AMETEK, Inc.	262	29,736
Hubbell, Inc.	158	35,250
		83,724
Electronic Equipment, Instruments & Components — 3.1%
Amphenol Corp., Class A	241	16,111
CDW Corp.	134	20,878
Jabil, Inc.	226	13,022
Keysight Technologies, Inc. *	80	12,646
Teledyne Technologies, Inc. *	44	14,859
Zebra Technologies Corp., Class A *	26	6,951
		84,467
Energy Equipment & Services — 0.1%
Baker Hughes Co.	154	3,227
Entertainment — 1.2%
ROBLOX Corp., Class A * (a)	149	5,336
Take-Two Interactive Software, Inc. *	242	26,435
		31,771
Equity Real Estate Investment Trusts (REITs) — 5.7%
American Homes 4 Rent, Class A	418	13,722
AvalonBay Communities, Inc.	73	13,504
Boston Properties, Inc.	138	10,359
Brixmor Property Group, Inc.	466	8,601
Essex Property Trust, Inc.	33	7,887
Federal Realty OP LP	74	6,708
Host Hotels & Resorts, Inc.	375	5,955
JBG SMITH Properties	259	4,817
Kimco Realty Corp.	568	10,464
Mid-America Apartment Communities, Inc.	48	7,510
Rayonier, Inc.	473	14,179
Regency Centers Corp.	128	6,875
Rexford Industrial Realty, Inc.	132	6,838
Sun Communities, Inc.	52	7,029
Ventas, Inc.	148	5,929
Weyerhaeuser Co.	506	14,461
WP Carey, Inc.	159	11,069
		155,907

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food & Staples Retailing — 0.8%
Kroger Co. (The)	293	12,810
US Foods Holding Corp. *	390	10,324
		23,134
Food Products — 0.5%
Post Holdings, Inc. *	159	12,996
Gas Utilities — 0.5%
National Fuel Gas Co.	217	13,349
Health Care Equipment & Supplies — 3.5%
Cooper Cos., Inc. (The)	35	9,297
Dexcom, Inc. *	223	17,937
Globus Medical, Inc., Class A *	102	6,059
Hologic, Inc. *	177	11,417
IDEXX Laboratories, Inc. *	16	5,384
Insulet Corp. *	60	13,767
ResMed, Inc.	63	13,820
Zimmer Biomet Holdings, Inc.	167	17,444
		95,125
Health Care Providers & Services — 4.8%
Acadia Healthcare Co., Inc. *	173	13,485
Amedisys, Inc. *	80	7,762
AmerisourceBergen Corp.	179	24,208
Centene Corp. *	191	14,844
Guardant Health, Inc. *	49	2,659
Henry Schein, Inc. *	290	19,045
Laboratory Corp. of America Holdings	133	27,207
McKesson Corp.	39	13,305
Universal Health Services, Inc., Class B	100	8,846
		131,361
Hotels, Restaurants & Leisure — 3.0%
Aramark	348	10,871
Booking Holdings, Inc. *	3	4,233
Chipotle Mexican Grill, Inc. *	16	24,092
Darden Restaurants, Inc.	86	10,908
Expedia Group, Inc. *	92	8,623
Hilton Worldwide Holdings, Inc.	162	19,540
Royal Caribbean Cruises Ltd. *	113	4,280
		82,547
Household Durables — 1.2%
Garmin Ltd.	57	4,533
Helen of Troy Ltd. *	54	5,201
Mohawk Industries, Inc. *	107	9,764
Newell Brands, Inc.	979	13,602
		33,100

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Products — 0.2%
Energizer Holdings, Inc.	262	6,596
Insurance — 4.2%
Alleghany Corp. *	13	10,747
Arch Capital Group Ltd. *	309	14,069
Hartford Financial Services Group, Inc. (The)	289	17,915
Lincoln National Corp.	208	9,115
Loews Corp.	470	23,438
Progressive Corp. (The)	111	12,944
RenaissanceRe Holdings Ltd. (Bermuda)	71	9,903
WR Berkley Corp.	247	15,970
		114,101
Interactive Media & Services — 0.8%
Bumble, Inc., Class A *	313	6,729
IAC, Inc. *	261	14,427
		21,156
Internet & Direct Marketing Retail — 0.2%
Chewy, Inc., Class A * (a)	144	4,438
IT Services — 2.3%
FleetCor Technologies, Inc. *	81	14,247
Global Payments, Inc.	89	9,653
Globant SA *	63	11,724
GoDaddy, Inc., Class A *	166	11,765
MongoDB, Inc. *	50	9,919
Remitly Global, Inc. *	478	5,313
		62,621
Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A *	100	2,846
Agilent Technologies, Inc.	151	18,379
Maravai LifeSciences Holdings, Inc., Class A *	244	6,235
Mettler-Toledo International, Inc. *	13	13,331
		40,791
Machinery — 4.8%
IDEX Corp.	76	15,262
Ingersoll Rand, Inc.	229	9,885
ITT, Inc.	364	23,763
Lincoln Electric Holdings, Inc.	155	19,518
Middleby Corp. (The) *	153	19,624
Snap-on, Inc.	93	18,804
Timken Co. (The)	178	10,510
Toro Co. (The)	141	12,195
		129,561

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 1.1%
Liberty Broadband Corp., Class C *	170	12,539
Liberty Media Corp.-Liberty SiriusXM, Class C *	429	16,172
		28,711
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	380	10,382
Multiline Retail — 0.2%
Kohl's Corp.	169	4,253
Multi-Utilities — 2.2%
CMS Energy Corp.	452	26,305
Sempra Energy	41	6,221
WEC Energy Group, Inc.	295	26,339
		58,865
Oil, Gas & Consumable Fuels — 2.8%
Cheniere Energy, Inc.	141	23,339
Coterra Energy, Inc.	513	13,395
Diamondback Energy, Inc.	104	12,581
EOG Resources, Inc.	126	14,048
Williams Cos., Inc. (The)	464	13,286
		76,649
Personal Products — 0.1%
BellRing Brands, Inc. *	201	4,142
Pharmaceuticals — 1.5%
Catalent, Inc. *	116	8,405
Jazz Pharmaceuticals plc *	170	22,651
Royalty Pharma plc, Class A	251	10,094
		41,150
Professional Services — 0.3%
Equifax, Inc.	49	8,389
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	189	12,769
Road & Rail — 0.3%
Old Dominion Freight Line, Inc.	35	8,630
Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc. *	88	5,558
Enphase Energy, Inc. *	20	5,457
Entegris, Inc.	121	10,071
Marvell Technology, Inc.	201	8,637
SolarEdge Technologies, Inc. *	26	6,061
Teradyne, Inc.	94	7,071
Wolfspeed, Inc. * (a)	89	9,211
		52,066
Software — 6.6%
Atlassian Corp. plc, Class A *	28	5,873

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Cadence Design Systems, Inc. *	127	20,789
Clear Secure, Inc., Class A * (a)	121	2,773
Confluent, Inc., Class A *	292	6,950
Crowdstrike Holdings, Inc., Class A *	112	18,428
Datadog, Inc., Class A *	76	6,773
Five9, Inc. *	74	5,552
Gitlab, Inc., Class A *	21	1,049
HashiCorp, Inc., Class A *	132	4,261
HubSpot, Inc. *	32	8,538
NortonLifeLock, Inc.	652	13,130
Palo Alto Networks, Inc. *	110	17,945
Procore Technologies, Inc. *	146	7,217
Synopsys, Inc. *	74	22,710
Trade Desk, Inc. (The), Class A *	260	15,531
Zoom Video Communications, Inc., Class A *	146	10,742
Zscaler, Inc. *	61	9,995
		178,256
Specialty Retail — 3.2%
AutoZone, Inc. *	16	35,102
Bath & Body Works, Inc.	249	8,132
Best Buy Co., Inc.	116	7,357
Burlington Stores, Inc. *	89	9,947
CarMax, Inc. *	85	5,615
Gap, Inc. (The)	352	2,887
National Vision Holdings, Inc. *	126	4,098
Tractor Supply Co.	67	12,476
		85,614
Textiles, Apparel & Luxury Goods — 1.5%
Carter's, Inc.	184	12,054
Lululemon Athletica, Inc. *	19	5,228
Ralph Lauren Corp.	149	12,654
Tapestry, Inc.	420	11,958
		41,894
Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.	828	10,615
Trading Companies & Distributors — 0.2%
Air Lease Corp.	223	6,927
Total Common Stocks (Cost $2,266,384)		2,599,705
Short-Term Investments — 4.5%
Investment Companies — 4.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (b) (c) (Cost $108,286)	108,280	108,324

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (b) (c)	10,977	10,977
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c)	1,381	1,381
Total Investment of Cash Collateral from Securities Loaned (Cost $12,356)		12,358
Total Short-Term Investments (Cost $120,642)		120,682
Total Investments — 100.3% (Cost $2,387,026)		2,720,387
Liabilities in Excess of Other Assets — (0.3)%		(7,278)
NET ASSETS — 100.0%		2,713,109

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $11,945.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,720,387	$—	$—	$2,720,387

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$96,464	$391,774	$379,937	$—(c)	$23	$108,324	108,280	$611	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	7,972	20,000	16,999	2	2	10,977	10,977	34	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	1,531	20,575	20,725	—	—	1,381	1,381	10	—
Total	$105,967	$432,349	$417,661	$2	$25	$120,682		$655	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
(c)	Amount rounds to less than one thousand.